Commitments and Contingencies (Details Narrative)						9 Months Ended	12 Months Ended
	Mar. 13, 2023 $ / shares shares	Jun. 21, 2021 shares	Jun. 17, 2021 USD ($) shares	Jun. 17, 2021 USD ($) shares	Jun. 02, 2021 shares	Sep. 30, 2023 USD ($) N $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 27, 2023 $ / shares	Aug. 31, 2023 $ / shares	Jul. 28, 2023 $ / shares	Jun. 27, 2023 $ / shares	Jun. 01, 2023 $ / shares	May 23, 2023 $ / shares shares	May 02, 2023 $ / shares	Mar. 31, 2023 $ / shares	Mar. 02, 2023 $ / shares	Feb. 02, 2023 $ / shares	Dec. 30, 2022 $ / shares	Dec. 01, 2022 $ / shares	Nov. 29, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 15, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | N						3
Underwriter gross proceeds | $						$ 2,065,200	$ 2,065,200
Underwriting cash discount per unit | $ / shares						$ 0.20	$ 0.20
Consideration payable for waive of the right to first refusal | $																						$ 2,000,000
Other long-term liabilities | $						$ 2,000,000	$ 2,000,000														$ 2,000,000
Purchase price | $ / shares								$ 0.037	$ 0.037	$ 0.037	$ 0.037	$ 0.037		$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued						103,260	103,260
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001														$ 0.0001
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable | $						$ 3,614,100	$ 3,614,100
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding	2,581,500
Common stock, shares issued	2,581,500
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Purchase Agreement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	0.0001
Purchase price | $ / shares	$ 1.00
Initial Business Combination [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding						250,000
Subscription Agreement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding													500,000
Common stock, par value (in dollars per share) | $ / shares													$ 1.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting option period						45 days
Number of units issued			326,000	326,000	1,500,000	1,500,000
Underwriter gross proceeds | $			$ 3,260,000	$ 3,260,000
Maximum number of units issuable under amendment of underwriting agreement																						326,000
Number of units issued						1,500,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued		1,174,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	5,869,880
Private Placement [Member] | Initial Business Combination [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues						250,000